Unaudited Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income(Loss)	Accumulated Deficit	Treasury Stock	Total
Balance at Jan. 31, 2022	$ 9,155	$ 29,966,132	$ (304)	$ (18,011,231)	$ (104,467)	$ 11,859,285
Balance (in Shares) at Jan. 31, 2022	9,154,846
Exercise of warrants	$ 56	296,819				296,875
Exercise of warrants (in Shares)	55,417
Common stock returned in settlement	$ (1,400)	1,400
Common stock returned in settlement (in Shares)	(1,400,000)
Treasury stock issued for services	$ 32	3,746			109,377	113,155
Treasury stock issued for services (in Shares)	33,471
Treasury stock and warrants issued for termination agreement	$ 25	92,545			81,455	174,025
Treasury stock and warrants issued for termination agreement (in Shares)	25,000
Treasury stock repurchased	$ (35)	35			(119,006)	(119,006)
Treasury stock repurchased (in Shares)	(35,584)
Options issued for services		732,130				732,130
Net loss				(4,483,474)		(4,483,474)
Balance at Jan. 31, 2023	$ 7,833	31,092,807	(304)	(22,494,705)	(32,641)	8,572,990
Balance (in Shares) at Jan. 31, 2023	7,833,150
Warrants issued for services		87,090				87,090
Options issued for services		75,030				75,030
Net loss				(1,015,229)		(1,015,229)
Balance at Apr. 30, 2023	$ 7,833	31,254,927	(304)	(23,509,934)	(32,641)	7,719,881
Balance (in Shares) at Apr. 30, 2023	7,833,150
Balance at Jan. 31, 2023	$ 7,833	31,092,807	(304)	(22,494,705)	(32,641)	8,572,990
Balance (in Shares) at Jan. 31, 2023	7,833,150
Warrants issued for services		242,840				242,840
Options issued for services		499,856				499,856
Issuance of common stock for note payable and interest	$ 1,027	2,606,836				2,607,863
Issuance of common stock for note payable and interest (in Shares)	1,026,720
Net loss				(5,485,314)		(5,485,314)
Balance at Jan. 31, 2024	$ 8,860	34,442,339	(304)	(27,980,019)	(32,641)	6,438,235
Balance (in Shares) at Jan. 31, 2024	8,859,870
Options issued for services		422,955				422,955
Proceeds from sale of common stock and warrants	$ 2,100	8,397,900				8,400,000
Proceeds from sale of common stock and warrants (in Shares)	2,100,000
Net loss				(1,898,077)		(1,898,077)
Balance at Apr. 30, 2024	$ 10,960	$ 43,263,194	$ (304)	$ (29,878,096)	$ (32,641)	$ 13,363,113
Balance (in Shares) at Apr. 30, 2024	10,959,870